Cash and Cash Equivalents - Summary of Cash and Cash Equivalents for the Purpose of Cash Flow Statement (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Cash and cash equivalents [abstract]
Cash and cash equivalents (as above)	₨ 91,880	$ 1,118	₨ 103,836		₨ 169,793
Bank overdrafts	(19)		(3)		(130)
Total	₨ 91,861	$ 1,118	₨ 103,833	$ 1,263	₨ 169,663	₨ 144,104